Breakdown of Debt by Index (Detail) - BRL BRL in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Longterm debt	BRL 59,857,417	BRL 35,849,395
CDI
Debt Instrument [Line Items]
Longterm debt	6,347,119	9,811,490
Fixed Rate
Debt Instrument [Line Items]
Longterm debt	39,892,444	14,146,444
LIBOR
Debt Instrument [Line Items]
Longterm debt	8,812,005	2,762,046
TJLP
Debt Instrument [Line Items]
Longterm debt	3,148,581	5,149,392
IPCA
Debt Instrument [Line Items]
Longterm debt	1,475,381	3,798,431
INPC
Debt Instrument [Line Items]
Longterm debt	BRL 181,887	BRL 181,592